Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of subsidiaries and its subsidiary's VIE
Company	Date of establishment	Place of establishment	Percentage of legal ownership by Wah Fu	Principal activities
Subsidiaries:
Wah Fu Holding	May 19, 2016	Hong Kong, PRC	100%	Holding Company
Distance Learning	December 23, 1999	Mainland, PRC	100%	Provider of online education services and technological development and operation services
Shanghai Xin Fu	July 20, 2015	Mainland, PRC	100%	Inactive
Shanghai Xia Shu	April 29, 2016	Mainland, PRC	100%	Inactive
Hunan Huafu	June 15, 2015	Mainland, PRC	75%	Provider of online education services
Nanjing Suyun	March 8, 2017	Mainland, PRC	70%	Provider of online education services
Huaxia MOOC	March 15, 2017	Mainland, PRC	51%	Provider of online education services
Guizhou Huafu	April 25, 2017	Mainland, PRC	51%	Provider of online education services
Fuzhou Huafu	May 21, 2018	Mainland, PRC	65%	Provider of online education services
Liaoning Huafu	June 26, 2018	Mainland, PRC	70%	Provider of online education services
Guangxi Huafu	August 14, 2019	Mainland, PRC	55%	Inactive
Huafu Silu*	September 18, 2018	Mainland, PRC	51%	Inactive
Guangzhou Huafu	October 21, 2019	Mainland, PRC	60%	Inactive
Sichuan Huafu	November 8, 2019	Mainland, PRC	60%	Inactive

Variable interest entity
Digital Information	September 14, 2000	Mainland, PRC	Nil	Provider of technological development and operation service and holder of Internet Content Provider (“ICP”) License
*	Huafu Silu was dissolved on March 4, 2020.

Schedule of consolidated balance sheets
	As of March 31, 2021	As of March 31, 2020
Current assets	$267,727	$149,289
Non-current assets	63,177	62,577
Total assets	330,904	211,866
Current liabilities	247,462	142,711
Intercompany payables*	3,394,741	3,020,067
Total liabilities	3,642,203	3,162,778
Net assets	$(3,311,299)	$(2,950,912)
*	Intercompany payables are eliminated upon consolidation.

Schedule of statements of comprehensive income
	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019
Revenue*	$514,888	$309,380	$1,585,677
Net loss	$(114,129)	$(1,247,053)	$(36,887)
*	Intercompany sales are eliminated upon consolidation.

Schedule of statements of cash flows
	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019
Net cash provided by operating activities*	$92,187	$100,016	$51,611
Net cash used in investing activities	(1,252)	(1,477)	(14,017)
Effect of exchange rate fluctuation on cash	15,091	(4,103)	(1,039)
Net increase in cash	$106,026	$94,436	$36,555
*	Intercompany operating activities are eliminated upon consolidation.

Schedule of estimated useful lives of property and equipment
Estimated useful lives
Buildings	20 years
Electronic equipment	4 - 5 years
Office equipment and furniture	4 - 5 years
Motor vehicles	4 - 5 years
Software	5 years
Leasehold improvements	The shorter of the lease term and useful life

Summary of disaggregated revenue from contracts with customers by timing of revenue recognition
	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019
Services transferred at a point in time
Revenue from Online Education Services	$584,138	$219,912	$126,665
Revenue from Technological Development and Operation Services	77,486	91,757	943,686
Services transferred over time
Revenue from Online Education Services	7,674,311	5,150,788	4,058,931
Revenue from Technological Development and Operation Services	179,625	174,913	228,741
Total	$8,515,561	$5,637,370	$5,358,023

Schedule of deferred revenue
	As of	As of
	March 31, 2021	March 31, 2020
Beginning balance	$1,524,918	$620,332
Ending balance	4,141,555	1,524,918
Increase	$2,616,673	$904,586